Fair Value Measurement - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Sep. 30, 2021	Jan. 20, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash, cash equivalents and other investments held in Trust Account	$ 450,029,593
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants derivative liability	15,300,000	$ 16,300,000
Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants derivative liability	9,350,000	$ 10,000,000.0
Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash, cash equivalents and other investments held in Trust Account	450,029,593
Fair Value, Measurements, Recurring | Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants derivative liability	(15,300,000)
Fair Value, Measurements, Recurring | Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants derivative liability	(9,350,000)
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash, cash equivalents and other investments held in Trust Account	450,029,593
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants derivative liability	(15,300,000)
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants derivative liability	$ (9,350,000)